Share-Based Compensation - Restricted Stock Units (FY) (Details) - Unvested restricted stock units - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Number of shares
Unvested balance, Beginning	50,000	7,093
Granted		60,000
Vested	(35,000)	(16,825)
Forfeited		(268)
Unvested balance, Ending	15,000	50,000
Weighted average grant date fair value
Unvested balance, Weighted average grant date fair value, Beginning	$ 11.7	$ 10.52	$ 44.8
Granted, Weighted average grant date fair value		11.7
Vested, Weighted average grant date fair value	11.7	27.92
Forfeited, Weighted average grant date fair value		90.4
Unvested balance, Weighted average grant date fair value, Ending	$ 11.7	$ 10.52
Total unrecognized expense	$ 0.1	$ 0.3
Weighted-average remaining contractual term		1 year